Bulldog Investors LLP, et al v. First Trust Advisors L.P., et al, (Case No. 23-cv-11034, filed in the United States District Court for the District of Massachusetts on May 10, 2023)

This three-count federal district court case (the “Complaint”) was filed by Bulldog Investors LLP (“Bulldog”), Special Opportunities Funds, Inc. (“SPE”), and High Income Securities Fund (“PCF”, and together with Bulldog and SPE, the “Plaintiffs”) against First Trust Advisors L.P. (“First Trust”), James A. Bowen, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith and Niel B. Nielson, in their capacities as members of the Board of Trustees (the “Board”) of First Trust Dynamic Europe Equity Income Fund (“FDEU” or the “Fund”) (the “Trustee Defendants”, and together with First Trust, the “Defendants”).